CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Apr. 30, 2014	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Current provision for royalties			$ 7,085	$ 7,073
Maximum royalties payable			11,008
Royalties paid			$ 5,134
Description of distribution fees payment			In consideration for the above, the distributor is obligated to pay the Company distribution fees of 190 million Yen (approximately $1.8 million), whereby 100 million Yen was paid in September 2013 and 90 million Yen was paid in 2019.
Revenue target			10.00%
Cumulative sales			$ 10,000
Royalties rates			8.00%
Country Of Israel [Member]
Reserve Quantities [Line Items]
Exclusivity fee		$ 1,000
Refundable fees	$ 600